Other expense (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Schedule of other expense

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2023	2022	2023	2022
Net mark-to-market gains (losses) on derivatives used to economically hedge equity settled share-based compensation plans	1	(81)	19	(6)
(Losses) gains on retirements and disposals of property, plant and equipment and intangible assets	(19)	2	28	(4)
Equity (losses) income from investments in associates and joint ventures
Loss on investment	(377)	(42)	(377)	(42)
Operations	8	12	26	3
Gains on investments	79	16	79	53
Early debt redemption costs	(1)	—	(1)	(18)
Other	(2)	(4)	36	10
Total other expense	(311)	(97)	(190)	(4)